December 18, 2007

Division of Corporate Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Harry’s Trucking, Inc.
Registration Statement Form SB-2 – Acceleration Request
File No.: 333-140637

Dear Sirs and/or Madam:

This letter serves as our request, in accordance with Rule 461, for acceleration of the effectiveness of the above-referenced Registration Statement (filed pursuant to Form SB-2) to December 19 at 5:00 p.m., or as soon thereafter as practicable.

In that respect and in furtherance of our Acceleration Request, we herewith acknowledge that:

•	Should the Commission or the staff, acting pursuant to delegated authority, declare our filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•

The action of the Commission or the staff, acting pursuant to delegated authority, in declaring our filing effective, does not relieve Harry’s Trucking, Inc. from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

Harry’s Trucking, Inc. may not assert staff comments and the Declaration of Effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

Harry’s Trucking, Inc.

/s/ Haris Tajyar

____________________________________

Haris Tajyar, President

15981 Yarnell Street #225, Sylmar, CA 91342

PHONE: 818.939.1049 • FAX: 818.382.9701

www.harrystrucking.com